Derivative Instruments - Summary of Summarized Information Related to the Collar Agreements Maturing (Details) - Interest rate collars	Dec. 31, 2022 USD ($)
Minimum
Derivative [Line Items]
Notional amount	$ 200,000,000
Maximum
Derivative [Line Items]
Notional amount	$ 200,000,000